Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Intangible Assets
Schedule of other intangible assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2021	$13,171	5,506	3,444	22,121
Additions	-	468	-	468
Disposals	-	(332)	-	(332)
Effect of exchange rate changes	-	22	(21)	1
Balance at December 31, 2021	13,171	5,664	3,423	22,258
Additions	-	331	-	331
Disposals	-	(8)	-	(8)
Disposal of subsidiary	(6,282)	-	(2,182)	(8,464)
Effect of exchange rate changes	-	(18)	(69)	(87)
Balance at December 31, 2022	$6,889	5,969	1,172	14,030

Accumulated Amortization
Balance at January 1, 2021	$8,786	5,092	367	14,245
Amortization for the year	1,105	452	181	1,738
Disposals	-	(332)	—	(332)
Effect of exchange rate changes	-	21	(31)	(10)
Balance at December 31, 2021	9,891	5,233	517	15,641
Amortization for the year	887	323	168	1,378
Disposals	-	(8)	-	(8)
Disposal of subsidiary	(3,889)	-	(139)	(4,028)
Effect of exchange rate changes	-	(17)	(30)	(47)
Balance at December 31, 2022	$6,889	5,531	516	12,936

Carrying amounts
At December 31, 2021	$3,280	431	2,906	6,617
At December 31, 2022	$-	438	656	1,094

Schedule of estimated useful lives of other intangible assets	Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years